Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 37,092	$ 14,435	$ 7,903
Short-term investments		70,513	10,467
Prepaid expenses and other assets	1,001	3,135	180
Total current assets	38,093	88,083	18,550
Property and equipment, net	133	763	308
Other assets	10	264	2,296
Total assets	38,236	89,110	21,154
Current liabilities:
Accounts payable and accrued expenses	1,025	5,803	2,908
Accrued restructuring charges	609
Accrued clinical expenses	163	731	1,478
Accrued interest		71	14
Current portion of long-term obligations		1
Convertible notes, net of discount			1,044
Warrant liability			1,116
Total current liabilities	1,797	6,606	6,560
Long-term obligations, net of discount		10,102
Non-current liabilities	$ 29	$ 298	$ 37
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock
Common stock	$ 24	$ 23
Additional paid-in capital	222,492	218,528	$ 61,593
Accumulated other comprehensive (loss) income		(8)	2
Accumulated deficit	(186,106)	(146,439)	(112,586)
Stockholders' equity:	36,410	72,104	(50,991)
Total liabilities and stockholders' equity	$ 38,236	89,110	21,154
Series A-1 Redeemable Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock, value		0	60,098
Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock, value		$ 0	$ 5,450